EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equipment Abstract
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT
	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2022	$95,662	$834,453	$-	$-	$36,033	$966,148
Additions	58,611	320,943	86,530	-	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	-	(136,204)
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$-	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	-	146,797
Disposals	(9,821)	(180,338)	-	-	-	(190,159)
Balance at December 31, 2024	$130,328	$997,416	$88,889	$-	$60,343	$1,276,976

Accumulated depreciation
Balance at December 31, 2022	$41,998	$502,790	$-	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	-	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	-	(76,330)
Balance at December 31, 2023	$58,178	$545,403	$6,790	$-	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	-	9,354	208,965
Disposals	(3,383)	(97,685)		-	-	(101,068)
Balance at December 31, 2024	$92,676	$591,603	$24,635	$-	$38,520	$747,434

Net book value:
December 31, 2023	$75,095	$494,789	$79,740	$-	$31,177	$680,801
December 31, 2024	$37,652	$405,813	$64,254	$-	$21,823	$529,542